Investment in Direct Financing Leases	12 Months Ended
Mar. 31, 2018
Leases [Abstract]
Investment in Direct Financing Leases

5. Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2017 and 2018 consists of the following:

	Millions of yen
	2017	2018
Total Minimum lease payments to be received	¥1,369,120	¥1,358,322
Less : Estimated executory costs	(56,470)	(57,959)
Minimum lease payments receivable	1,312,650	1,300,363
Estimated residual value	35,413	37,216
Initial direct costs	5,893	6,489
Unearned lease income	(149,932)	(149,180)

	¥1,204,024	¥1,194,888

Minimum lease payments receivable are due in periodic installments through fiscal 2038. At March 31, 2018, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2019	¥451,650
2020	329,089
2021	218,344
2022	131,853
2023	72,389
Thereafter	97,038

Total	¥1,300,363

Included in finance revenues in the consolidated statements of income are direct financing leases revenues of ¥65,365 million, ¥56,349 million and ¥59,900 million for fiscal 2016, 2017 and 2018, respectively.

Gains and losses from the disposition of direct financing lease assets, which were included in finance revenues, were not material for fiscal 2016, 2017 and 2018.